Summary of Significant Accounting Policies (Details - Reverse Merger) - Patriot Scientific [Member]	Aug. 21, 2020 USD ($)
Restructuring Cost and Reserve [Line Items]
Cash and cash equivalents	$ 427,971
Restricted cash and cash equivalents	177,244
Refundable income taxes	26,078
Prepaid expenses and other current assets	10,402
Investment in affiliated company	32,739
Accounts payable, accrued expenses and other	(299,999)
Net assets acquired	$ 374,435